Financial Instruments And Risks - Summary Of Illustrates The Impact of An Appreciation Or Depreciation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments And Risks [Abstract]
5% appreciation of RMB	¥ 131,228	¥ 15,079
5% depreciation of RMB	¥ (131,228)	¥ (15,079)